Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Amcor Ltd./Australia	615,378	$6,943,136
APA Group	628,107	4,252,937
Aristocrat Leisure Ltd.	304,068	5,581,597
ASX Ltd.	104,040	5,455,528
BHP Group Ltd.	1,018,625	26,814,279
BlueScope Steel Ltd.	290,697	2,751,966
Brambles Ltd.	842,321	7,144,056
Caltex Australia Ltd.	137,997	2,642,886
Challenger Ltd.	297,151	1,719,211
CIMIC Group Ltd.	53,885	1,918,725
Coca-Cola Amatil Ltd.	264,775	1,639,985
Cochlear Ltd.	31,055	4,094,672
Coles Group Ltd.(a)	602,993	5,351,895
Computershare Ltd.	249,476	3,130,836
Crown Resorts Ltd.	203,376	1,902,413
CSL Ltd.	240,679	33,638,144
Domino’s Pizza Enterprises Ltd.(b)	31,447	951,761
Flight Centre Travel Group Ltd.	29,931	808,970
Goodman Group	865,994	8,021,415
Incitec Pivot Ltd.	856,523	2,031,651
Insurance Australia Group Ltd.	427,306	2,369,984
James Hardie Industries PLC	234,183	3,177,917
Lendlease Group	294,980	2,761,369
Macquarie Group Ltd.	171,355	16,245,930
Medibank Pvt Ltd.	1,513,479	3,046,651
Newcrest Mining Ltd.	407,110	7,166,476
Oil Search Ltd.	736,078	4,030,729
Orica Ltd.	97,513	1,276,602
Origin Energy Ltd.	922,328	4,784,462
QBE Insurance Group Ltd.	698,332	6,355,367
Ramsay Health Care Ltd.	74,958	3,446,231
REA Group Ltd.	27,877	1,567,736
Santos Ltd.	950,242	4,808,873
Seek Ltd.	176,104	2,257,145
Sonic Healthcare Ltd.	229,948	4,151,425
Sydney Airport	584,683	3,135,853
Tabcorp Holdings Ltd.	1,020,305	3,439,899
TPG Telecom Ltd.	127,680	605,708
Transurban Group	1,445,451	13,673,599
Treasury Wine Estates Ltd.	386,900	4,683,897
Washington H Soul Pattinson & Co. Ltd.	57,000	922,346
Wesfarmers Ltd.	299,957	7,602,603
Woodside Petroleum Ltd.	496,515	12,367,819
Woolworths Group Ltd.	461,040	10,335,423

		251,010,107

Austria — 0.2%
ANDRITZ AG	38,520	1,834,699
Erste Group Bank AG	82,593	3,304,464
Verbund AG	36,029	1,785,503

		6,924,666

Belgium — 1.4%
Anheuser-Busch InBev SA/NV	404,866	35,962,922
Colruyt SA	19,906	1,433,555
Solvay SA	39,633	4,759,252
Telenet Group Holding NV	29,005	1,538,180
UCB SA	66,894	5,301,747
Umicore SA	112,162	4,336,651

		53,332,307

Security	Shares	Value

Denmark — 2.9%
Carlsberg A/S, Class B	58,440	$7,542,683
Chr Hansen Holding A/S	52,602	5,361,548
Coloplast A/S, Class B	63,124	6,805,470
Demant A/S(a)	51,927	1,636,932
DSV A/S	99,473	9,183,295
Genmab A/S(a)	32,641	5,414,320
H Lundbeck A/S	38,122	1,602,330
ISS A/S	87,917	2,731,878
Novo Nordisk A/S, Class B	969,268	47,360,149
Novozymes A/S, Class B	116,520	5,425,758
Orsted A/S(c)	50,757	3,882,787
Pandora A/S	58,092	2,434,725
Tryg A/S	26,943	822,650
Vestas Wind Systems A/S	103,466	9,350,016

		109,554,541

Finland — 0.9%
Elisa OYJ	36,274	1,537,876
Fortum OYJ	118,183	2,495,316
Kone OYJ, Class B	181,783	9,953,970
Metso OYJ	55,231	2,055,613
Neste OYJ	205,428	6,777,773
Orion OYJ, Class B	19,287	640,451
UPM-Kymmene OYJ	286,358	8,058,341
Wartsila OYJ Abp	237,520	3,785,205

		35,304,545

France — 12.2%
Accor SA	99,808	4,201,269
Aeroports de Paris	15,564	3,167,573
Air Liquide SA	228,039	30,297,046
Airbus SE	311,582	42,559,293
Alstom SA	80,752	3,547,553
Arkema SA	35,891	3,678,801
Atos SE	50,652	5,209,958
BioMerieux	22,620	1,793,530
Bollore SA	182,176	864,842
Bureau Veritas SA	139,908	3,540,431
Capgemini SE	85,216	10,323,725
Danone SA	327,665	26,468,811
Dassault Aviation SA	1,325	2,003,168
Dassault Systemes SE	70,080	11,077,883
Edenred	126,720	5,966,058
Eiffage SA	41,686	4,349,401
EssilorLuxottica SA	152,966	18,600,056
Eurofins Scientific SE(b)	6,121	2,798,802
Faurecia SA	25,683	1,303,292
Getlink SE	247,353	3,977,944
Hermes International	16,875	11,861,495
Iliad SA	14,277	1,451,222
Imerys SA	17,372	924,379
Ingenico Group SA	32,161	2,708,981
Ipsen SA	19,925	2,324,549
JCDecaux SA	40,996	1,341,572
Kering SA	40,320	23,813,363
Legrand SA	141,167	10,365,653
L’Oreal SA	133,982	36,802,673
LVMH Moet Hennessy Louis Vuitton SE	147,947	57,873,987
Pernod Ricard SA	112,945	19,663,819
Peugeot SA	202,270	5,295,341
Publicis Groupe SA	112,024	6,638,839

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Remy Cointreau SA	12,032	$1,601,931
Rexel SA	61,376	824,034
Safran SA	179,160	26,081,934
Sartorius Stedim Biotech	14,635	1,984,576
Schneider Electric SE	145,505	12,305,076
SCOR SE	86,265	3,515,184
SEB SA	11,544	2,111,378
Sodexo SA(b)	48,654	5,575,341
STMicroelectronics NV	366,715	6,729,760
Teleperformance	30,732	5,899,807
Thales SA	57,246	6,829,366
Ubisoft Entertainment SA(a)	44,415	4,232,944
Valeo SA	44,494	1,614,112
Veolia Environnement SA	141,588	3,341,753
Vivendi SA	556,676	16,139,442
Wendel SA	7,347	1,016,049

		466,597,996

Germany — 8.7%
1&1 Drillisch AG(b)	13,327	496,459
adidas AG	96,175	24,693,172
Aroundtown SA	423,965	3,433,346
Axel Springer SE	28,971	1,639,625
Beiersdorf AG	53,732	5,867,592
Brenntag AG	83,520	4,498,460
Commerzbank AG(a)	533,729	4,792,381
Delivery Hero SE(a)(c)	50,306	2,316,570
Deutsche Boerse AG	102,120	13,607,622
Deutsche Post AG, Registered	525,703	18,204,910
Deutsche Wohnen SE	190,764	8,566,538
E.ON SE	1,169,552	12,540,946
Fraport AG Frankfurt Airport Services Worldwide	22,020	1,822,211
Fresenius Medical Care AG & Co. KGaA	114,382	9,608,970
Fresenius SE & Co. KGaA	222,990	12,640,196
GEA Group AG	85,538	2,388,893
HeidelbergCement AG	27,560	2,223,829
Henkel AG & Co. KGaA	55,183	5,253,615
HOCHTIEF AG	13,138	1,958,261
HUGO BOSS AG	33,720	2,349,028
Infineon Technologies AG	606,425	14,289,028
LANXESS AG	46,741	2,697,707
Merck KGaA	68,715	7,306,608
MTU Aero Engines AG	27,687	6,506,747
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,721	9,926,922
OSRAM Licht AG(b)	53,494	1,827,899
Puma SE	4,281	2,645,942
QIAGEN NV(a)	122,954	4,744,269
SAP SE	524,132	67,303,723
Siemens AG, Registered	407,802	48,782,735
Siemens Healthineers AG(c)	81,720	3,482,010
Symrise AG	65,513	6,292,133
thyssenkrupp AG(b)	232,395	3,264,681
TUI AG	112,834	1,255,906
United Internet AG, Registered(d)	65,160	2,609,178
Wirecard AG(b)	62,160	9,313,909
Zalando SE(a)(b)(c)	60,161	2,827,698

		333,979,719

Hong Kong — 4.1%
AIA Group Ltd.	6,417,200	65,395,664

Security	Shares	Value

Hong Kong (continued)
ASM Pacific Technology Ltd.	167,200	$1,936,182
BeiGene Ltd., ADR(a)(b)	11,221	1,393,985
Dairy Farm International Holdings Ltd.	190,700	1,493,181
Galaxy Entertainment Group Ltd.	1,283,000	9,591,346
Hong Kong & China Gas Co. Ltd.	4,921,464	11,743,162
Hong Kong Exchanges & Clearing Ltd.	640,400	22,202,667
Link REIT	1,116,000	13,015,780
Melco Resorts & Entertainment Ltd., ADR	132,428	3,323,943
MGM China Holdings Ltd.	463,600	954,926
Minth Group Ltd.	366,000	1,154,626
MTR Corp. Ltd.	808,500	4,812,623
NWS Holdings Ltd.	290,000	602,519
Shangri-La Asia Ltd.	652,666	925,083
SJM Holdings Ltd.	367,000	442,997
Swire Pacific Ltd., Class A	264,000	3,341,474
Swire Properties Ltd.	619,600	2,515,392
Techtronic Industries Co. Ltd.	718,000	5,189,104
WH Group Ltd.(c)	2,331,000	2,763,186
Wheelock & Co. Ltd.	153,000	1,089,180
Wynn Macau Ltd.	845,600	2,425,115

		156,312,135

Ireland — 0.9%
CRH PLC	440,011	14,759,099
Kerry Group PLC, Class A	83,947	9,389,130
Kingspan Group PLC	81,032	4,257,295
Ryanair Holdings PLC, ADR(a)	11,283	876,012
Smurfit Kappa Group PLC	120,868	3,539,487

		32,821,023

Israel — 0.6%
Azrieli Group Ltd.	22,458	1,277,256
Bezeq The Israeli Telecommunication Corp. Ltd.	1,170,562	799,662
Check Point Software Technologies Ltd.(a)(b)	65,880	7,955,669
Elbit Systems Ltd.	12,869	1,789,724
Israel Chemicals Ltd.	372,240	1,969,223
Mizrahi Tefahot Bank Ltd.	74,433	1,607,926
Nice Ltd.(a)	32,742	4,513,504
Wix.com Ltd.(a)	23,027	3,089,302

		23,002,266

Italy — 1.1%
CNH Industrial NV	555,513	6,018,946
Davide Campari-Milano SpA	316,387	3,185,857
Ferrari NV	65,584	8,875,128
Fiat Chrysler Automobiles NV	581,636	8,952,368
Leonardo SpA	129,304	1,491,860
Moncler SpA	97,616	4,000,696
Pirelli & C SpA(a)(c)	223,704	1,631,590
Prysmian SpA	126,703	2,440,913
Recordati SpA	56,343	2,272,539
Tenaris SA	124,923	1,733,216

		40,603,113

Japan — 23.5%
ABC-Mart Inc.	15,900	987,906
Acom Co. Ltd.	211,400	740,256
Aeon Co. Ltd.	209,700	3,868,271
Aeon Mall Co. Ltd.	54,410	832,455
Air Water Inc.	84,000	1,276,121
Ajinomoto Co. Inc.	233,000	3,749,966
Alfresa Holdings Corp.	64,800	1,800,727
Alps Alpine Co. Ltd.	108,000	2,275,879

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ANA Holdings Inc.	60,100	$2,098,036
Asahi Group Holdings Ltd.	192,100	8,329,077
Asahi Intecc Co. Ltd.	51,700	2,604,148
Asahi Kasei Corp.	668,000	6,855,434
Asics Corp.	46,600	571,125
Astellas Pharma Inc.	995,700	13,490,562
Bandai Namco Holdings Inc.	69,000	3,283,502
Benesse Holdings Inc.	13,300	366,011
Calbee Inc.	43,200	1,186,909
Casio Computer Co. Ltd.	104,500	1,314,519
Chubu Electric Power Co. Inc.	160,600	2,330,232
Chugai Pharmaceutical Co. Ltd.	118,800	7,509,333
Coca-Cola Bottlers Japan Holdings Inc.	71,300	1,752,171
CyberAgent Inc.	55,300	2,199,587
Daifuku Co. Ltd.	52,500	3,195,960
Daiichi Sankyo Co. Ltd.	147,900	7,278,473
Daikin Industries Ltd.	132,000	16,711,111
Daito Trust Construction Co. Ltd.	38,900	5,191,906
Dentsu Inc.	57,500	2,341,302
Disco Corp.	15,000	2,569,697
East Japan Railway Co.	160,900	15,118,460
Eisai Co. Ltd.	133,400	7,730,313
FamilyMart UNY Holdings Co. Ltd.	144,000	3,837,414
Fast Retailing Co. Ltd.	31,100	17,943,758
FUJIFILM Holdings Corp.	204,100	9,499,927
Fujitsu Ltd.	104,300	7,618,231
Hakuhodo DY Holdings Inc.	123,600	2,078,589
Hamamatsu Photonics KK	72,000	2,912,323
Hankyu Hanshin Holdings Inc.	60,100	2,239,416
Hikari Tsushin Inc.	10,900	2,010,200
Hino Motors Ltd.	142,800	1,343,698
Hisamitsu Pharmaceutical Co. Inc.	21,700	917,684
Hitachi Chemical Co. Ltd.	24,800	656,880
Hitachi Construction Machinery Co. Ltd.	57,500	1,523,008
Hitachi High-Technologies Corp.	36,500	1,622,222
Hoshizaki Corp.	28,300	1,829,495
Hoya Corp.	202,100	14,181,024
Hulic Co. Ltd.	163,500	1,406,357
IHI Corp.	50,600	1,198,044
Isetan Mitsukoshi Holdings Ltd.	96,000	912,808
Isuzu Motors Ltd.	102,700	1,471,226
Japan Airport Terminal Co. Ltd.	21,700	912,813
Japan Exchange Group Inc.	269,500	4,374,914
JGC Corp.	109,700	1,564,118
Kakaku.com Inc.	72,000	1,473,939
Kaneka Corp.	26,000	999,147
Kansai Paint Co. Ltd.	94,100	1,786,949
Kao Corp.	262,200	20,144,964
Kawasaki Heavy Industries Ltd.	26,400	612,978
Keihan Holdings Co. Ltd.	48,200	2,044,848
Keikyu Corp.	117,000	1,991,758
Keio Corp.	54,611	3,285,241
Keisei Electric Railway Co. Ltd.	68,900	2,406,474
Keyence Corp.	51,574	32,007,137
Kikkoman Corp.	77,100	3,572,040
Kintetsu Group Holdings Co. Ltd.	59,400	2,632,000
Kirin Holdings Co. Ltd.	435,300	9,847,258
Kobayashi Pharmaceutical Co. Ltd.	26,100	2,076,283
Koito Manufacturing Co. Ltd.	57,100	3,393,957
Komatsu Ltd.	492,000	12,598,734

Security	Shares	Value

Japan (continued)
Konami Holdings Corp.	48,700	$2,212,543
Kose Corp.	15,800	2,957,845
Kubota Corp.	339,400	5,128,711
Kurita Water Industries Ltd.	52,400	1,357,813
Kyocera Corp.	169,900	10,968,180
Kyowa Hakko Kirin Co. Ltd.	144,500	2,797,235
Kyushu Electric Power Co. Inc.	211,000	2,040,377
Lawson Inc.	26,600	1,239,542
LINE Corp.(a)(b)	38,200	1,281,051
Lion Corp.	116,100	2,385,067
M3 Inc.	228,600	4,041,422
Makita Corp.	118,900	4,323,636
Marui Group Co. Ltd.	72,400	1,467,177
McDonald’s Holdings Co. Japan Ltd.	36,000	1,664,646
MEIJI Holdings Co. Ltd.	63,700	5,004,489
MINEBEA MITSUMI Inc.	204,900	3,624,269
MISUMI Group Inc.	151,600	3,917,439
Mitsubishi Estate Co. Ltd.	407,200	6,857,047
Mitsui Fudosan Co. Ltd.	168,000	3,872,108
MonotaRO Co. Ltd.	66,500	1,529,724
MS&AD Insurance Group Holdings Inc.	88,000	2,716,444
Murata Manufacturing Co. Ltd.	287,100	15,363,556
Nabtesco Corp.	60,100	1,829,306
Nagoya Railroad Co. Ltd.	62,700	1,694,519
Nexon Co. Ltd.(a)	236,200	3,384,738
NGK Insulators Ltd.	60,500	893,037
NGK Spark Plug Co. Ltd.	83,300	1,613,271
Nidec Corp.	118,700	16,823,161
Nikon Corp.	169,700	2,361,706
Nintendo Co. Ltd.	60,000	20,471,380
Nippon Express Co. Ltd.	39,700	2,174,366
Nippon Paint Holdings Co. Ltd.	80,700	3,054,101
Nissan Chemical Corp.	66,400	2,939,187
Nisshin Seifun Group Inc.	72,400	1,679,745
Nissin Foods Holdings Co. Ltd.	32,900	2,165,270
Nitori Holdings Co. Ltd.	42,600	5,068,013
Nitto Denko Corp.	87,400	4,700,570
Nomura Research Institute Ltd.	60,090	2,929,640
NTT Data Corp.	336,100	3,904,946
Obic Co. Ltd.	34,900	4,029,755
Odakyu Electric Railway Co. Ltd.	164,000	3,849,122
Oji Holdings Corp.	457,800	2,737,552
Olympus Corp.	606,000	6,768,700
Omron Corp.	102,100	5,454,501
Ono Pharmaceutical Co. Ltd.	204,000	3,808,916
Oracle Corp. Japan	19,900	1,359,722
Oriental Land Co. Ltd./Japan	105,800	11,655,811
Otsuka Corp.	55,500	2,177,643
Otsuka Holdings Co. Ltd.	103,500	3,688,364
Pan Pacific International Holdings Corp.	62,900	4,049,320
Panasonic Corp.	1,168,400	10,710,989
Park24 Co. Ltd.	60,000	1,256,835
Persol Holdings Co. Ltd.	96,200	1,800,052
Pigeon Corp.	61,200	2,590,869
Pola Orbis Holdings Inc.	45,300	1,423,569
Rakuten Inc.	446,000	4,945,544
Recruit Holdings Co. Ltd.	588,000	17,575,327
Renesas Electronics Corp.(a)	446,000	2,374,662
Rinnai Corp.	16,300	1,094,716
Rohm Co. Ltd.	50,100	3,666,128

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ryohin Keikaku Co. Ltd.	12,500	$2,372,615
Santen Pharmaceutical Co. Ltd.	194,300	2,955,279
SBI Holdings Inc./Japan	77,400	1,649,115
Secom Co. Ltd.	72,000	6,036,687
Sega Sammy Holdings Inc.	91,800	1,157,236
Seibu Holdings Inc.	120,300	1,951,803
Sekisui Chemical Co. Ltd.	195,600	3,127,844
Seven & i Holdings Co. Ltd.	398,700	13,814,440
Seven Bank Ltd.	163,300	442,798
SG Holdings Co. Ltd.	48,200	1,287,497
Sharp Corp./Japan	112,800	1,251,814
Shimadzu Corp.	116,000	3,097,499
Shimano Inc.	39,400	5,762,747
Shimizu Corp.	102,000	869,118
Shin-Etsu Chemical Co. Ltd.	193,300	18,102,079
Shionogi & Co. Ltd.	145,800	8,477,673
Shiseido Co. Ltd.	201,400	15,764,805
Showa Denko KK	70,400	2,379,852
SMC Corp./Japan	30,500	12,613,513
Softbank Corp.	888,000	10,460,660
SoftBank Group Corp.	438,100	45,452,260
Sohgo Security Services Co. Ltd.	36,300	1,614,963
Sompo Holdings Inc.	114,500	4,277,751
Sony Corp.	672,000	31,447,488
Sony Financial Holdings Inc.	32,500	661,526
Stanley Electric Co. Ltd.	72,000	1,945,859
SUMCO Corp.	120,100	1,574,375
Sumitomo Dainippon Pharma Co. Ltd.	84,200	1,852,211
Sumitomo Realty & Development Co. Ltd.	192,000	7,073,185
Sundrug Co. Ltd.	36,300	969,956
Suntory Beverage & Food Ltd.	73,600	3,238,070
Suzuken Co. Ltd./Aichi Japan	18,700	1,074,568
Suzuki Motor Corp.	181,900	8,272,265
Sysmex Corp.	87,000	4,961,832
Taisei Corp.	113,000	4,946,128
Taisho Pharmaceutical Holdings Co. Ltd.	6,900	636,875
Taiyo Nippon Sanso Corp.	68,900	1,143,848
TDK Corp.	68,900	5,994,532
Terumo Corp.	326,600	9,814,862
THK Co. Ltd.	48,500	1,265,464
Tobu Railway Co. Ltd.	65,900	1,857,921
Toho Co. Ltd./Tokyo	57,100	2,386,536
Toho Gas Co. Ltd.	13,800	567,488
Tokyo Century Corp.	24,400	1,121,688
Tokyo Electron Ltd.	83,400	13,212,956
Tokyu Corp.	184,100	2,995,189
Toray Industries Inc.	729,500	4,964,857
TOTO Ltd.	48,700	2,050,756
Toyo Seikan Group Holdings Ltd.	80,800	1,609,833
Toyo Suisan Kaisha Ltd.	24,000	912,593
Toyoda Gosei Co. Ltd.	17,400	360,889
Trend Micro Inc./Japan	62,500	3,120,090
Tsuruha Holdings Inc.	19,800	1,683,556
Unicharm Corp.	216,400	7,089,954
USS Co. Ltd.	87,500	1,670,258
Welcia Holdings Co. Ltd.	25,000	982,043
West Japan Railway Co.	86,800	6,438,982
Yahoo Japan Corp.	754,000	2,003,897
Yakult Honsha Co. Ltd.	63,500	4,304,602
Yamaha Corp.	46,500	2,400,673

Security	Shares	Value

Japan (continued)
Yamato Holdings Co. Ltd.	163,700	$3,545,915
Yamazaki Baking Co. Ltd.	65,200	967,097
Yaskawa Electric Corp.	127,900	4,702,586
Yokogawa Electric Corp.	122,200	2,543,296
ZOZO Inc.	109,600	1,933,684

		901,163,110

Netherlands — 5.2%
Adyen NV(a)(c)	5,482	4,457,855
Akzo Nobel NV	42,540	3,608,967
ASML Holding NV	218,875	45,511,726
Heineken Holding NV	61,308	6,221,501
Heineken NV	137,726	14,854,606
Koninklijke Ahold Delhaize NV	627,206	15,084,451
Koninklijke DSM NV	96,355	10,998,283
Koninklijke KPN NV	1,801,770	5,524,653
Koninklijke Philips NV	324,195	13,793,654
Koninklijke Vopak NV	37,200	1,657,180
NXP Semiconductors NV	183,672	19,399,437
Unilever NV, CVA	824,087	49,835,016
Wolters Kluwer NV	148,227	10,329,222

		201,276,551

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	391,772	4,381,544
Auckland International Airport Ltd.	178,159	946,950
Fisher & Paykel Healthcare Corp. Ltd.	289,387	3,051,207
Ryman Healthcare Ltd.	153,471	1,243,550

		9,623,251

Norway — 0.6%
Aker BP ASA	56,520	1,859,490
Mowi ASA	235,011	5,079,336
Norsk Hydro ASA	249,045	1,064,435
Orkla ASA	431,536	3,375,437
Schibsted ASA, Class B	55,613	1,327,381
Telenor ASA	395,760	7,926,642
Yara International ASA	94,039	4,231,347

		24,864,068

Portugal — 0.1%
Galp Energia SGPS SA	176,560	2,962,127
Jeronimo Martins SGPS SA	131,411	2,138,395

		5,100,522

Singapore — 1.4%
CapitaLand Ltd.	1,378,300	3,574,345
City Developments Ltd.(b)	228,200	1,498,757
ComfortDelGro Corp. Ltd.	744,100	1,470,489
DBS Group Holdings Ltd.	617,900	12,823,740
Genting Singapore Ltd.	3,201,400	2,316,617
Jardine Cycle & Carriage Ltd.	55,300	1,443,033
Oversea-Chinese Banking Corp. Ltd.	891,700	7,926,513
SATS Ltd.	365,300	1,403,555
Sembcorp Industries Ltd.(b)	565,000	1,104,099
Singapore Exchange Ltd.	433,200	2,348,675
Singapore Press Holdings Ltd.(b)	520,400	959,597
Singapore Technologies Engineering Ltd.	900,000	2,618,278
United Overseas Bank Ltd.	362,400	7,409,339
UOL Group Ltd.	93,900	522,893
Venture Corp. Ltd.	152,700	1,903,702
Wilmar International Ltd.	1,058,400	2,830,279

		52,153,911

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 1.6%
Aena SME SA(c)	36,339	$6,733,902
Amadeus IT Group SA	235,208	18,694,352
Bankinter SA	356,690	2,845,368
CaixaBank SA	638,905	2,032,784
Ferrovial SA	263,187	6,477,186
Grifols SA	158,710	4,400,414
Industria de Diseno Textil SA	582,433	17,604,209
Siemens Gamesa Renewable Energy SA	42,242	756,977

		59,545,192

Sweden — 3.3%
Alfa Laval AB	156,806	3,635,297
Assa Abloy AB, Class B	538,111	11,467,717
Atlas Copco AB, Class A	356,809	11,079,440
Atlas Copco AB, Class B	212,194	6,033,159
Boliden AB	147,117	4,363,928
Electrolux AB, Series B	128,712	3,158,635
Epiroc AB, Class A(a)	340,535	3,517,539
Epiroc AB, Class B(a)	209,233	2,067,724
Essity AB, Class B	322,142	9,548,914
Hexagon AB, Class B	138,853	7,565,727
Husqvarna AB, Class B	218,330	1,990,205
Kinnevik AB, Class B	127,996	3,722,693
L E Lundbergforetagen AB, Class B	39,583	1,351,521
Lundin Petroleum AB	98,041	3,205,194
Millicom International Cellular SA, SDR(a)	12,246	715,556
Sandvik AB	597,322	11,036,270
Securitas AB, Class B	165,895	2,896,723
SKF AB, Class B	198,758	3,674,393
Swedish Match AB	94,427	4,594,809
Tele2 AB, Class B	133,058	1,773,304
Telefonaktiebolaget LM Ericsson, Class B	1,642,989	16,245,316
Volvo AB, Class B	832,801	13,315,285

		126,959,349

Switzerland — 12.6%
ABB Ltd., Registered	980,400	20,175,651
Alcon Inc.(a)	114,696	6,604,869
Barry Callebaut AG, Registered	1,162	2,127,863
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	568	3,776,448
Chocoladefabriken Lindt & Spruengli AG, Registered	56	4,248,086
Cie. Financiere Richemont SA, Registered	276,240	20,196,153
Clariant AG, Registered	104,117	2,139,558
Coca-Cola HBC AG(a)	107,168	3,829,439
Credit Suisse Group AG, Registered	904,100	12,066,497
Dufry AG, Registered	17,861	1,744,734
EMS-Chemie Holding AG, Registered	4,470	2,706,565
Geberit AG, Registered	19,852	8,324,592
Givaudan SA, Registered	4,920	12,741,786
Julius Baer Group Ltd.	120,073	5,788,014
Kuehne + Nagel International AG, Registered	28,580	4,152,374
Lonza Group AG, Registered	39,882	12,316,845
Nestle SA, Registered	1,632,443	157,076,581
Novartis AG, Registered	579,000	47,280,265
Partners Group Holding AG	9,120	6,869,982
Roche Holding AG, NVS	374,386	98,685,063
Schindler Holding AG, Participation Certificates, NVS	21,598	4,658,725
Schindler Holding AG, Registered	10,246	2,175,892
SGS SA, Registered	2,841	7,497,006
Sika AG, Registered	68,544	10,493,488

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	29,385	$5,926,023
Straumann Holding AG, Registered	5,481	4,424,603
Swatch Group AG (The), Bearer	16,599	5,069,292
Temenos AG, Registered	32,136	5,342,334
Vifor Pharma AG	24,094	3,149,481

		481,588,209

United Kingdom — 11.0%
Ashtead Group PLC	255,506	7,068,179
Associated British Foods PLC	189,813	6,332,239
AstraZeneca PLC	437,528	32,660,154
Auto Trader Group PLC(c)	505,888	3,728,818
Berkeley Group Holdings PLC	67,503	3,305,291
BP PLC	3,729,968	27,181,784
Bunzl PLC	177,346	5,338,342
Burberry Group PLC	218,353	5,741,510
Carnival PLC	92,124	4,845,932
Coca-Cola European Partners PLC(a)	75,234	4,031,790
Compass Group PLC	842,760	19,149,716
ConvaTec Group PLC(c)	731,304	1,320,887
Croda International PLC	67,013	4,526,200
DCC PLC	52,080	4,649,388
Diageo PLC	1,292,103	54,466,697
easyJet PLC	47,523	720,827
Experian PLC	484,177	14,044,142
Ferguson PLC	122,881	8,714,544
Fresnillo PLC	115,442	1,126,914
G4S PLC	830,750	2,341,462
GVC Holdings PLC	290,698	2,473,906
Hargreaves Lansdown PLC	151,555	4,459,261
InterContinental Hotels Group PLC	91,561	5,929,979
Intertek Group PLC	84,725	5,909,169
Johnson Matthey PLC	103,130	4,486,444
London Stock Exchange Group PLC	165,710	10,831,637
Melrose Industries PLC	2,570,477	6,775,727
Merlin Entertainments PLC(c)	373,213	1,781,706
Mondi PLC	195,525	4,283,530
NMC Health PLC	55,470	2,040,686
Pearson PLC	144,640	1,565,425
Reckitt Benckiser Group PLC	356,640	28,811,946
RELX PLC	1,046,012	23,986,316
Rolls-Royce Holdings PLC	901,674	10,750,825
RSA Insurance Group PLC	540,061	3,815,954
Sage Group PLC (The)	573,875	5,426,951
Segro PLC	201,687	1,783,712
Smith & Nephew PLC	463,118	8,938,427
Smiths Group PLC	135,542	2,690,247
St. James’s Place PLC	276,441	4,041,688
Standard Chartered PLC	743,021	6,780,476
Tesco PLC	5,215,388	16,984,004
Unilever PLC	590,153	35,832,616
Weir Group PLC (The)	130,846	2,830,732
Whitbread PLC	97,211	5,652,119
Wm Morrison Supermarkets PLC	416,430	1,172,076

		421,330,375

United States — 0.0%
International Flavors & Fragrances Inc.	0	12

Total Common Stocks — 99.0% (Cost: $3,359,381,333)		3,793,046,968

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	35,560	$1,545,465
Henkel AG & Co. KGaA, Preference Shares, NVS	94,456	9,552,526
Sartorius AG, Preference Shares, NVS	19,018	3,478,361

		14,576,352

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(e)	64,018,854	83,458

Total Preferred Stocks — 0.4% (Cost: $15,868,289)		14,659,810

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	30,542,751	30,554,968
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	1,287,663	1,287,663

		31,842,631

Total Short-Term Investments — 0.8% (Cost: $31,835,695)		31,842,631

Total Investments in Securities — 100.2% (Cost: $3,407,085,317)		3,839,549,409

Other Assets, Less Liabilities — (0.2)%		(6,651,249)

Net Assets — 100.0%		$3,832,898,160

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,642,717	15,900,034	30,542,751	$30,554,968	$294,049	(a)	$3,812	$4,150
BlackRock Cash Funds: Treasury, SL Agency Shares	1,217,357	70,306	1,287,663	1,287,663	27,869		—	—

				$31,842,631	$321,918		$3,812	$4,150

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	280	06/21/19	$10,832	$369,077
FTSE 100 Index	51	06/21/19	4,901	74,719
Nikkei 225 Index	9	06/13/19	902	5,141
TOPIX Index	55	06/13/19	7,976	35,222

				$484,159

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,793,046,968	$—	$—	$3,793,046,968
Preferred Stocks	14,576,352	—	83,458	14,659,810
Money Market Funds	31,842,631	—	—	31,842,631

	$3,839,465,951	$—	$83,458	$3,839,549,409

Derivative financial instruments(a)
Assets
Futures Contracts	$484,159	$—	$—	$484,159

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

7